CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	USD ($) shares	Share Capital Common shares USD ($) shares	Contributed Surplus USD ($)	Deficit USD ($)	Non-Controlling Interest USD ($)
Balance at beginning of period (shares) at Dec. 31, 2015 | shares		259,897,095
Balance at beginning of period at Dec. 31, 2015	$ (131,234)	$ 695,555	$ 32,612	$ (793,304)	$ (66,097)
Shares issued (see Note 13) (shares) | shares		75,360,692
Shares issued (see Note 13)	55,180	$ 55,180
Shares issued under DSUs (shares) | shares		39,744
Shares issued under DSUs	$ 0	$ 9	(9)
Shares issued under options (shares) | shares	59,000	58,919
Shares issued under options	$ 22	$ 39	(17)
Options granted net of forfeitures	751		751
Deferred share units granted	524		524
Share issue costs	(4,241)	$ (4,241)
Net income	(41,763)			(39,647)	(2,116)
Balance at end of period (shares) at Dec. 31, 2016 | shares		335,356,450
Balance at end of period at Dec. 31, 2016	(120,761)	$ 746,542	33,861	(832,951)	(68,213)
Shares issued (see Note 13) (shares) | shares		40,809,502
Shares issued (see Note 13)	35,682	$ 35,682
Shares issued under DSUs (shares) | shares		1,167,689
Shares issued under DSUs	$ 0	$ 521	(521)
Shares issued under options (shares) | shares	24,000	23,750
Shares issued under options	$ 10	$ 16	(6)
Options granted net of forfeitures	1,229		1,229
Shares issued under warrants (see Note 13) (shares) | shares		3,223,684
Shares issued under warrants (see Note 13)	2,450	$ 2,450
Deferred share units granted	387		387
Non-cash employee compensation expense			334
Performance and restricted share units granted	334
Share issue costs	(2,044)	$ (2,044)
Net income	40,959			38,771	2,188
Balance at end of period (shares) at Dec. 31, 2017 | shares		380,581,075
Balance at end of period at Dec. 31, 2017	$ (41,754)	$ 783,167	$ 35,284	$ (794,180)	$ (66,025)